Other Assets - Schedule of Other Assets (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2018
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Lease agreements for an additional period	49 years
Lease agreements total period	98 years